INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2019:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[8]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[9]	Democratic Republic of Congo	JV	45%	Equity Method
Morila[9]	Mali	JV	40%	Equity Method
GNX[9,10]	Chile	JV	50%	Equity Method
Jabal Sayid[9]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[9,10]	Tanzania	JV	50%	Equity Method
Zaldívar[9]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]
We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 20%, 10.3% and 40%, respectively, that we do not own. On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. When the Government of Tanzania’s 16% free-carried interest is made effective, which is expected to be as of January 1, 2020, our ownership will be brought down to 84%.

[4]
On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).

[5]	On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.

[6]
Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.

[7]	Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.

[8]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[9]	Barrick has commitments of $324 million relating to its interest in the joint ventures.

[10]	These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies.

Equity Accounting Method Investment Continuity

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2018	$—	$206	$975	$32	$1,213
Equity pick-up (loss) from equity investees	—	39	14	(7)	46
Funds invested	—	—	—	5	5
Impairment charges	—	—	—	(30)	(30)
At December 31, 2018	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends paid	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2019	2018	2019	2018	2019	2018
Revenue	$1,123	$—	$315	$296	$685	$599
Cost of sales (excluding depreciation)	460	—	133	158	442	404
Depreciation	435	—	53	39	172	118
Finance expense	—	—	1	2	12	—
Other expense (income)	18	—	(2)	9	10	25
Income from continuing operations before tax	$210	$—	$130	$88	$49	$52
Income tax expense	(16)	—	(27)	(10)	(17)	(24)
Income from continuing operations after tax	$194	$—	$103	$78	$32	$28
Total comprehensive income	$194	$—	$103	$78	$32	$28
Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2019	2018	2019	2018	2019	2018
Cash and equivalents	$453	$—	$43	$128	$139	$129
Other current assets[1]	338	—	67	68	632	602
Total current assets	$791	$—	$110	$196	$771	$731
Non-current assets	4,623	—	464	482	1,823	1,927
Total assets	$5,414	$—	$574	$678	$2,594	$2,658
Current financial liabilities (excluding trade, other payables & provisions)	$11	$—	$—	$48	$19	$18
Other current liabilities	35	—	63	41	99	85
Total current liabilities	$46	$—	$63	$89	$118	$103
Non-current financial liabilities (excluding trade, other payables & provisions)	44	—	150	331	11	12
Other non-current liabilities	648	—	14	14	536	546
Total non-current liabilities	$692	$—	$164	$345	$547	$558
Total liabilities	$738	$—	$227	$434	$665	$661
Net assets	$4,676	$—	$347	$244	$1,929	$1,997

[1]	Zaldívar other current assets include inventory of $543 million (2018: $533 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid[1]	Zaldívar
Opening net assets	$—	$244	$1,997
Acquisition	4,632	—	—
Income for the period	194	103	32
Dividend	(150)	—	(100)
Closing net assets, December 31	$4,676	$347	$1,929
Barrick's share of net assets	2,107	173	965
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,218	$296	$955

[1]	A $75 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (refer to note 22).